Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares
Accounts receivable, allowance for credit losses, current | ¥	¥ 2,296		¥ 4,449
Amounts due from related parties, allowance for credit losses, current | ¥	393		299
Prepayments and other current assets, allowance for credit losses, current | ¥	23		324
Current liabilities	2,576,085	$ 404,240	2,384,795
Non-current liabilities	168,656	$ 26,466	249,114
Variable Interest Entity (VIE) [Member] | Nonrecourse [Member]
Current liabilities | ¥	1,057,062		1,056,227
Non-current liabilities | ¥	¥ 120,329		¥ 178,684
Common Class A [Member]
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized	750,000,000	750,000,000	750,000,000
Common stock, shares issued	86,993,764	86,993,764	83,490,841
Common stock, shares outstanding	86,993,764	86,993,764	83,490,841
Common Class B [Member]
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	151,076,517	151,076,517	152,357,321
Common stock, shares outstanding	151,076,517	151,076,517	152,357,321